BLACKROCK
CLOSED-END FUNDS

ANNUAL REPORT

December 31, 2002

BAT SUBSIDIARY, INC.


WORLD CLASS

INSTITUTIONAL

ASSET MANAGEMENT

AT A PERSONAL LEVEL





NOT FDIC  May Lose Value                           [logo]
INSURED   No Bank Guarantee                       BLACKROCK

                                TABLE OF CONTENTS

Portfolio of Investments ...................................................  1
Financial Statements
   Statement of Assets and Liabilities .....................................  4
   Statement of Operations .................................................  5
   Statement of Cash Flows .................................................  6
   Statements of Changes in Net Assets .....................................  7
Financial Highlights .......................................................  8
Notes to Financial Statements ..............................................  9
Independent Auditors' Report ............................................... 13
Directors Information ...................................................... 14

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002
BAT SUBSIDIARY, INC.

              PRINCIPAL
   RATING*     AMOUNT
(UNAUDITED)     (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--99.6%
                        MORTGAGE PASS-THROUGHS
                 $ 3    Federal National Mortgage Association, 9.50%, 7/01/20 ........................................ $   2,796
                                                                                                                       ---------
                        AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--1.8%
                 274    Federal Home Loan Mortgage Corp., Multiclass Mortgage Participation Certificates,
                          Series 1518, Class 1518-E, 4/15/22 .........................................................   277,545
                        Federal National Mortgage Association, REMIC Pass-Through Certificates,
                 449      Trust 1992-43, Class 43-E, 4/25/22 .........................................................   480,566
               1,444      Trust 1993-193, Class 193-E, 9/25/23 ....................................................... 1,054,621
                                                                                                                       ---------
                                                                                                                       1,812,732
                                                                                                                       ---------
                        INVERSE FLOATING RATE MORTGAGES--7.4%
AAA              399    Countrywide Home Loans, Inc., Series 1998-13, Class 13-A8, 8/25/28 ...........................   406,681
                        Federal Home Loan Mortgage Corp., Multiclass Mortgage Participation Certificates,
                 657      Series 1414, Class 1414-S, 11/15/07 ........................................................   687,814
                  75      Series 1537, Class 1537-SB, 6/15/08 ........................................................    76,587
               1,150      Series 1601, Class 1601-SD, 10/15/08 ....................................................... 1,172,687
                 922      Series 1621, Class 1621-SH, 11/15/22 .......................................................   989,355
                 270      Series 1635, Class 1635-P, 12/15/08 ........................................................   275,268
                        Federal National Mortgage Association, REMIC Pass-Through Certificates,
                 588      Trust 1993-214, Class 214-S, 12/25/08 ......................................................   619,576
                 609      Trust 1993-214, Class 214-SL, 12/25/08 .....................................................   637,660
                 151      Trust 1993-221, Class 221-SA, 3/25/08 ......................................................   155,654
                 754      Trust 1993-224, Class 224-SE, 11/25/23 .....................................................   778,984
AAA            1,621    Sears Mortgage Securities Corp., Series 1993-7, Class 7-S3, 4/25/08 .......................... 1,620,879
                                                                                                                       ---------
                                                                                                                       7,421,145
                                                                                                                       ---------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--4.2%
                        Federal Home Loan Mortgage Corp., Multiclass Mortgage Participation Certificates,
                   3      Series 1543, Class 1543-VU, 4/15/23 ........................................................    62,085
                 718      Series 1588, Class 1588-PM, 9/15/22 ........................................................    60,092
               2,379      Series 1989, Class 1989-SL, 5/15/08 ........................................................     7,436
               2,379      Series 1989, Class 1989-SM, 5/15/08 ........................................................    56,141
               1,227      Series 2115, Class 2115-IA, 11/15/10 .......................................................    33,939
               2,603      Series 2130, Class 2130-PF, 4/15/11 ........................................................    61,819
               2,601      Series 2301, Class 2301-IL, 11/15/20 .......................................................    17,069
               9,437      Series 2351, Class 2351-PI, 4/15/21 ........................................................   116,488
               3,513      Series 2353, Class 2353-TI, 9/15/08 ........................................................    21,955
               7,423      Series 2542, Class 2542-IY, 5/15/16 ........................................................   656,447
               6,400      Series 2543, Class 2543-IJ, 10/15/12 .......................................................   854,000
                        Federal National Mortgage Association, REMIC Pass-Through Certificates,
                 644      Trust 1993-188, Class 188-VA, 3/25/13 ......................................................    46,352
               1,243      Trust 1993-194, Class 194-PV, 6/25/08 ......................................................    82,359
                 528      Trust 1993-223, Class 223-PT, 10/25/23 .....................................................    60,876
               1,158      Trust 1996-24, Class 24-SG, 3/25/08 ........................................................    16,650
               5,914      Trust 1997-84, Class 84-PJ, 1/25/08 ........................................................   401,418
               3,911      Trust 1998-61, Class 61-S, 12/25/08 ........................................................   156,447
               3,304      Trust 1999-35, Class 35-LS, 2/25/22 ........................................................    20,649
               2,750      Trust 2001-53, Class 53-IC, 10/25/21 .......................................................    79,063
               1,856      Trust 2001-68, Class 68-EC, 9/25/10 ........................................................   127,619
              15,508      Trust 2002-9, Class 9-PI, 7/25/09 ..........................................................   363,480
              11,124      Trust 2002-14, Class 14-PI, 4/25/12 ........................................................   291,994
                        Government National Mortgage Association,
                 211      Trust 1998-24, Class 24-IB, 5/20/23 ........................................................       988
               2,289      Trust 1999-17, Class 17-PF, 10/16/25 .......................................................    37,203
               8,099      Trust 1999-25, Class 25-SL, 7/20/29 ........................................................   458,083
                  72      Trust 2000-7, Class 7-IB, 6/16/25 ..........................................................     2,791
              83,357    Residential Funding Mortgage Securities I, Inc., Series 1999-S14, Class I-A16, 6/25/29 .......   117,221
                                                                                                                       ---------
                                                                                                                       4,210,664
                                                                                                                       ---------


                       See Notes to Financial Statements.

              PRINCIPAL
   RATING*     AMOUNT
(UNAUDITED)     (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--1.1%
AAA             $ 20    Collateralized Mortgage Obligation Trust, Trust 29, Class A, 5/23/17 .......................  $   18,597
                   5    Federal Home Loan Mortgage Corp., Multiclass Mortgage Participation Certificates,
                          Series 2242, Class 2242-BP, 2/15/29 ......................................................       4,714
               1,406    Federal National Mortgage Association, REMIC Pass-Through Certificates,
                          Trust 1993-225, Class 225-ME, 11/25/23 ...................................................   1,054,500
                                                                                                                     -----------
                                                                                                                       1,077,811
                                                                                                                     -----------
                        COMMERCIAL MORTGAGE-BACKED SECURITIES--2.2%
AAA            2,000    New York City Mortgage Loan Trust, Series 1996, Class A-2, 6.75%, 6/25/11** ................   2,228,750
                                                                                                                     -----------
                        ASSET-BACKED SECURITIES***--0.1%
NR               399+   Global Rated Eligible Asset Trust, Series 1998-A, Class A-1, 7.33%, 9/15/07** ..............      21,935
NR               854+   Structured Mortgage Asset Residential Trust, Series 1997-3, 8.57%, 4/15/06@@ ...............      32,029
                                                                                                                     -----------
                                                                                                                          53,964
                                                                                                                     -----------
                        U.S. GOVERNMENT AND AGENCY SECURITIES--2.0%
                 420    Small Business Investment Companies, Series 1998-P10A-1, 6.12%, 2/01/08 ....................     444,732
               1,450@   United States Treasury Notes, 3.50%, 11/15/06 ..............................................   1,508,906
                                                                                                                     -----------
                                                                                                                       1,953,638
                                                                                                                     -----------
                        AGENCY ZERO COUPON BONDS--54.3%
              12,407    Aid to Israel, 2/15/05-8/15/05 .............................................................  11,556,740
                        Government Trust Certificates,
               5,220      Israel, Class 2-F, 5/15/05 ...............................................................   4,940,882
              13,760      Turkey, Class T-1, 5/15/05 ...............................................................  13,024,239
              26,000    United States Treasury Bond Strips, 8/15/05-11/15/05 .......................................  24,671,410
                                                                                                                     -----------
                                                                                                                      54,193,271
                                                                                                                     -----------
                        TAXABLE MUNICIPAL BONDS--7.0%
AAA            1,000    Alameda County California Pension Obligation,  Zero Coupon, 12/01/05 .......................     925,900
AAA            1,000    Alaska Energy Authority Power Revenue, Zero Coupon, 7/01/05 ................................     947,060
Aaa            1,200    Kern County California Pension Obligation, Zero Coupon, 2/15/03-8/15/05 ....................   1,123,554
                        Long Beach California Pension Obligation,
AAA            1,204      Zero Coupon, 3/01/03-9/01/05 .............................................................   1,125,992
AAA              500      7.09%, 9/01/09 ...........................................................................     593,196
                        Los Angeles County California Pension Obligation,
AAA            1,169      Zero Coupon, 6/30/03-6/30/05 .............................................................   1,097,143
AAA            1,000      Series A, 8.62%, 6/30/06 .................................................................   1,188,580
                                                                                                                     -----------
                                                                                                                       7,001,425
                                                                                                                     -----------
                        CORPORATE BONDS--9.9%
                        FINANCE & BANKING--4.1%
Aa1              950    Citigroup, Inc., 5.75%, 5/10/06 ............................................................   1,030,235
A+             1,209    Equitable Life Assurance Society, Zero Coupon, 6/01/03-12/01/05** ..........................   1,105,804
AAA            1,900    UBS PaineWebber Group, Inc., 7.875%, 2/15/03 ...............................................   1,912,977
                                                                                                                     -----------
                                                                                                                       4,049,016
                                                                                                                     -----------
                        INDUSTRIALS--3.7%
A              1,000    Alltel Corp., 7.50%, 3/01/06 ...............................................................   1,108,840
BBB            1,000    TCI Communications, Inc., 8.25%, 1/15/03 ...................................................   1,000,000
Baa2           1,666    Union Pacific Corp., Zero Coupon, 5/01/03-5/01/05** ........................................   1,570,779
                                                                                                                     -----------
                                                                                                                       3,679,619
                                                                                                                     -----------
                        YANKEE--2.1%
BBB-           1,000    Empresa Electrica Guacolda SA, 7.95%, 4/30/03** ............................................   1,016,341
A-             1,000    Israel Electric Corp., Ltd., 7.25%, 12/15/06** .............................................   1,076,520
                                                                                                                     -----------
                                                                                                                       2,092,861
                                                                                                                     -----------
                        Total corporate bonds ......................................................................   9,821,496
                                                                                                                     -----------

                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT
                (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        STRIPPED MONEY MARKET INSTRUMENT--9.6%
             $10,000    Vanguard Prime Money Market Portfolio, 12/31/04                                              $ 9,614,000
                                                                                                                     -----------
                        Total long-term investments (cost $92,207,438)                                                99,391,692
                                                                                                                     -----------
                        SHORT-TERM INVESTMENT--1.7%
                        DISCOUNT NOTE
               1,700    Federal Home Loan Bank, 0.75%, 1/02/03
                          (amortized cost $1,699,965)                                                                  1,699,965
                                                                                                                     -----------
                        Total investments--101.3%
                          (cost $93,907,403)                                                                         101,091,657
                        Liabilities in excess of other assets--(1.3)%                                                 (1,303,676)
                                                                                                                     ------------
                        NET ASSETS--100%                                                                            $ 99,787,981
                                                                                                                     ============

----------
    * Using the higher of S&P's, Moody's or Fitch's rating.

   ** Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2002, the Trust held 7.0% of its net assets, with a current market value of $7,020,129, in securities restricted as to resale.

  *** Illiquid securities representing 0.05% of net assets.

    @ Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

   @@ Security is restricted as to public resale. The security was acquired in 1997 and has a current cost of $71,734.

    + Security is fair valued. (Note 1)

                              KEY TO ABBREVIATION:

                REMIC -- Real Estate Mortgage Investment Conduit

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
BAT SUBSIDIARY, INC.
------------------------------------------------------------------------
ASSETS
Investments, at value (cost $93,907,403) ................   $101,091,657
Cash ....................................................        137,300
Interest receivable .....................................        755,591
                                                             -----------
                                                             101,984,548
                                                             -----------
LIABILITIES
Reverse repurchase agreements ...........................      1,028,750
Due to parent ...........................................      1,167,294
Interest payable ........................................            523
                                                             -----------
                                                               2,196,567
                                                             -----------
NET ASSETS ..............................................   $ 99,787,981
                                                            ============
Composition of Net Assets:
  Par value .............................................   $     95,107
  Paid-in capital in excess of par ......................     81,227,129
  Undistributed net investment income ...................     11,581,858
  Accumulated net realized loss .........................       (300,367)
  Net unrealized appreciation ...........................      7,184,254
                                                             -----------
Net assets, December 31, 2002 ...........................   $ 99,787,981
                                                             ===========
NET ASSET VALUE PER COMMON SHARE:
  ($99,787,981 / 9,510,667 common shares outstanding) ...         $10.49
                                                                  ======


                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
BAT SUBSIDIARY, INC.
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest income (net of interest expense of $117,027) ........  $10,435,183
                                                                  -----------
EXPENSES
  Investment advisory ..........................................      499,601
  Administration ...............................................       79,936
  Custodian ....................................................       87,801
  Reports to shareholders ......................................       10,000
  Independent accountants ......................................       30,777
  Legal ........................................................       17,805
  Miscellaneous ................................................       30,479
                                                                  -----------
    Total expenses .............................................      756,399
  Less fees paid indirectly ....................................       (1,626)
                                                                  -----------
Net expenses ...................................................      754,773
                                                                  -----------
Net investment income before excise tax ........................    9,680,410
  Excise tax ...................................................      413,196
                                                                  -----------
Net investment income ..........................................    9,267,214
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
  Investments ..................................................      100,619
  Futures ......................................................      656,801
  Options written ..............................................      180,952
                                                                  -----------
                                                                      938,372
                                                                  -----------
Net change in unrealized appreciation (depreciation) on:
  Investments ..................................................   (4,048,653)
  Futures ......................................................      382,160
                                                                  -----------
                                                                   (3,666,493)
                                                                  -----------
Net loss on investments ........................................   (2,728,121)
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........  $ 6,539,093
                                                                  ===========

                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2002
BAT SUBSIDIARY, INC.
--------------------------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations .........  $ 6,539,093
                                                               ------------
Decrease in investments ......................................      622,125
Net realized gain ............................................     (938,372)
Decrease in unrealized appreciation ..........................    3,666,493
Decrease in interest receivable ..............................       46,769
Decrease in variation margin payable .........................       (2,436)
Decrease in interest payable .................................       (4,947)
Increase in due to parent ....................................      494,096
                                                               ------------
  Total adjustments ..........................................    3,883,728
                                                               ------------
Net cash flows provided by operating activities .............. $ 10,422,821
                                                               ============
INCREASE (DECREASE) IN CASH
Net cash flows provided by operating activities .............. $ 10,422,821
                                                               ------------
Cash flows used for financing activities:
  Decrease in reverse repurchase agreements ..................   (4,980,000)
  Cash dividends paid ........................................   (5,436,642)
                                                               ------------
Net cash used for financing activities .......................  (10,416,642)
                                                               ------------
  Net increase in cash .......................................        6,179
  Cash at beginning of year ..................................      131,121
                                                               ------------
  Cash at end of year ........................................    $ 137,300
                                                               ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
BAT SUBSIDIARY, INC.
----------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                                    --------------------------------
                                                                        2002                2001
                                                                        -----               -----
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income ..........................................  $ 9,267,214         $ 8,365,496
  Net realized gain (loss) .......................................      938,372            (882,569)
  Net change in unrealized appreciation (depreciation) ...........   (3,666,493)          2,996,559
                                                                     ----------          ----------
Net increase in net assets resulting from operations .............    6,539,093          10,479,486
DIVIDENDS FROM NET INVESTMENT INCOME .............................   (5,436,642)         (4,463,830)
                                                                     ----------          ----------
  Total increase .................................................    1,102,451           6,015,656
NET ASSETS
Beginning of year ................................................   98,685,530          92,669,874
                                                                     ----------          ----------
End of year ......................................................  $99,787,981         $98,685,530
                                                                     ==========          ==========
End of year undistributed net investment income ..................  $11,581,858          $7,336,689
                                                                     ==========          ==========

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BAT SUBSIDIARY, INC.
--------------------------------------------------------------------------------

                                                                                                                     FOR THE PERIOD
                                                                                                                   OCTOBER 31, 19981
                                                                               YEAR ENDED DECEMBER 31,                  THROUGH
                                                              -------------------------------------------------------  DECEMBER 31,
                                                                 2002          2001           2000          1999          1998
                                                              ----------    ----------     ----------    ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ......................   $    10.38    $     9.74     $     9.17    $     9.69     $     8.65
                                                              ----------    ----------     ----------    ----------     ----------
   Net investment income (net of interest expense of $0.01,
      $0.06, $0.11, $0.09 and $0.05, respectively) ........         0.97          0.88           0.54          0.51           0.06
   Net realized and unrealized gain (loss) on investments .        (0.29)         0.23           0.62         (0.65)
                                                                                                                              0.98
                                                              ----------    ----------     ----------    ----------     ----------
Net increase (decrease) from investment operations ........         0.68          1.11           1.16         (0.14)          1.04
                                                              ----------    ----------     ----------    ----------     ----------
Dividends and distributions:
   From net investment income .............................        (0.57)        (0.47)         (0.59)        (0.21)          --
   From net capital gains .................................         --            --             --           (0.17)          --
                                                              ----------    ----------     ----------    ----------     ----------
Total dividends and distributions .........................        (0.57)        (0.47)         (0.59)        (0.38)          --
                                                              ----------    ----------     ----------    ----------     ----------
Net asset value, end of period ............................   $    10.49    $    10.38     $     9.74    $     9.17     $     9.69
                                                              ==========    ==========     ==========    ==========     ==========
TOTAL INVESTMENT RETURN(2) ................................         6.55%        11.50%         12.66%        (1.44)%        12.02%
                                                              ==========    ==========     ==========    ==========     ==========
RATIOS TO AVERAGE NET ASSETS:
Operating expenses ........................................         0.76%         0.78%          0.75%         0.81%        0.89%(3)
Operating expenses and interest expense ...................         0.87%         1.34%          1.93%         1.73%        1.75%(3)
Operating expenses, interest expense and excise tax .......         1.29%         1.61%          2.06%         1.89%        1.75%(3)
Net investment income .....................................         9.27%         8.45%          5.72%         5.28%        3.50%(3)
SUPPLEMENTAL DATA:
Average net assets (000) ..................................   $   99,920    $   99,342     $   90,035    $   91,165     $   90,986
Portfolio turnover ........................................            6%           23%            27%           11%             3%
Net assets, end of period (000) ...........................   $   99,788    $   98,686     $   92,670    $   87,247     $   92,133
Reverse repurchase agreements outstanding,
   end of period (000) ....................................   $    1,029    $    6,009     $   18,536    $   16,684     $   17,190
Asset coverage4 ...........................................   $   97,999    $   17,424     $    5,999    $    6,229     $    6,369

----------
1  Commencement of investment operations.

2 This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of a common share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for periods less than one full year are not annualized. Past performance is not a guarantee of future results.

3  Annualized.

4  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance data for a share of common outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
BAT SUBSIDIARY, INC.
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIESBAT Subsidiary, Inc. (the "Trust") a Maryland corporation, is a diversified closed-end management investment company. The Trust was incorporated solely for the purpose of receiving a substantial portion of the assets of The BlackRock Advantage Term Trust Inc. ("BAT"), and as such, is a wholly-owned subsidiary of BAT. The Trust's investment objective is to manage a portfolio of fixed income securities that will assist BAT in receiving $10 per share to investors on or shortly before December 31, 2005. No assurance can be given that the Trust's investment objective will be achieved.

The following is a summary of significant accounting policies followed by the Trust.

SECURITIES VALUATION: The Trust values most of its securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust's Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities, maturing in 60 days or less, may be valued at amortized cost. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors. On December 31, 2002, the Trust held two positions that were valued at fair value, which is significantly lower than their purchase cost.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount or amortizes premium on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option selling and purchasing may be used by the Trust as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, BlackRock Advisors, Inc. closely monitors swaps and does not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or loss on investment transactions.

   The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

   Swap options may be used by the Trust to manage the duration of the Trust's portfolio in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

   Interest rate caps, when used by the Trust, are intended to both manage the duration of the Trust's portfolio and its exposure to changes in short-term rates. Owning interest rate caps reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trust experiences primarily in the form of leverage.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

   Transaction fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

   Interest rate floors are used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust's leverage provides extra income in a period of falling rates. Selling floors reduces some of the advantage by partially monetizing it as an up front payment which the Trust receives.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

   Transaction fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

FOREIGN CURRENCY TRANSLATION: Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the New York City noon rates of exchange.

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

   The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at year end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the year.

   Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

   Forward currency contracts, when used by the Trust, helps to manage the overall exposure to the foreign currency backing some of the investments held by the Trust. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trust to limit its exposure to foreign currency within a narrow band to the objectives of the Trust.

SHORT SALES: The Trust may make short sales of securities as a method of managing potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITIES LENDING: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

   The Trust did not enter into any security lending transactions during the year ended December 31, 2002.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended and the interpretive positions of the Securities and Exchange Commission ("SEC") requires that the Trust segregate assets in connection with certain Trust investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is the Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION OF CAPITAL ACCOUNTS: In order to present undistributed net investment income, accumulated net realized gain and paid-in capital more closely to their tax character, the Trust increased undistributed net investment income by $414,597, decreased accumulated net realized gain by $1,401 and decreased paid-in capital by $413,196. Net investment income, net realized gains and net assets were not affected by this change.

NOTE 2. AGREEMENTS The Trust has an Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Advisor"), which is a wholly-owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc. The Trust has an Administration Agreement with Prudential Investments LLC (the "Administrator"), an indirect wholly owned subsidiary of Prudential Financial, Inc.

   The Trust reimburses BAT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BAT.

NOTE 3. PORTFOLIO SECURITIES Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. Government securities, for the year ended December 31, 2002 aggregated $10,071,177 and $5,711,422, respectively. Purchases and sales of U.S. Government securities for the year December 31, 2002 aggregated $8,204,237 and $194,015, respectively.

   The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan

Services, Inc. could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

   The Federal income tax basis of the Trust's investments at December 31, 2002 was $93,964,766, and accordingly, net unrealized appreciation was $7,126,891 (gross unrealized appreciation--$11,664,617, gross unrealized depreciation--$4,537,726).

   For Federal income tax purposes, the Trust had a capital loss carryforward at September 30, 2002 of approximately $324,000 of which approximately $175,000 will expire in 2008, approximately $128,000 will expire in 2009 and approximately $21,000 will expire in 2010 or upon liquidation. Accordingly, no capital gains distributions are expected to be paid to shareholders until net realized capital gains have been realized in excess of such amount.

   Transactions in options written during the year ended December 31, 2002 were as follows:

                                                             NOTIONAL
                                                              AMOUNT          PREMIUM
                                                               (000)         RECEIVED
                                                          --------------   -------------
Options outstanding at December 31, 2001 ..................  $  --          $    --
Options written ...........................................    56,700          243,014
Options terminated in closing purchase transactions .......   (56,700)        (243,014)
                                                            ---------       ----------
Options outstanding at December 31, 2002 ..................  $  --          $    --
                                                            =========       ==========

NOTE 4. BORROWINGSREVERSE REPURCHASE AGREEMENTS: The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's Board of Directors. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

   The average daily balance and weighted average interest rate of reverse repurchase agreements during the year ended December 31, 2002 were $6,515,389 and 1.80%, respectively.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

   The Trust did not enter into any dollar roll transactions during the year ended December 31, 2002.

NOTE 5. CAPITALThere are 200 million shares of $0.01 par value common stock authorized. BAT owned all of the 9,510,667 shares outstanding at December 31, 2002.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholder and Board of Directors of BAT Subsidiary, Inc.

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BAT Subsidiary, Inc. (the "Trust"), a wholly-owned subsidiary of the BlackRock Advantage Term Trust, Inc., as of December 31, 2002, and the related statements of operations, and of cash flows for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period October 31, 1998 (commencement of investment operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits,

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BAT Subsidiary, Inc. as of December 31, 2002, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

February 7, 2003

DIRECTORS INFORMATION
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name, address, age     Andrew F. Brimmer                      Richard E. Cavanagh                     Kent Dixon
                       P.O. Box 4546                          P.O. Box 4546                           P.O. Box 4546
                       New York, NY 10163-4546                New York, NY 10163-4546                 New York, NY 10163-4546
                       Age: 76                                Age: 56                                 Age: 65
------------------------------------------------------------------------------------------------------------------------------------
Current positions      Lead Director/Trustee                  Director/Trustee                        Director/Trustee
held with the Funds    Audit Committee Chairman(7)            Audit Committee Member                  Audit Committee Member(7)
------------------------------------------------------------------------------------------------------------------------------------
Term of office and     3 years(2) / since inception(3)        3 years(2) / since inception(3)         3 years(2)/since inception(3)
length of time served
------------------------------------------------------------------------------------------------------------------------------------
Principal              President of Brimmer                   President and Chief                     Consultant/Investor.
occupations during     & Company, Inc., a                     Executive Officer of                    Former President and
the past five years    Washington,                            The Conference                          Chief Executive
                       D.C.-based economic                    Board, Inc., a                          Officer of Empire
                       and financial                          leading global                          Federal Savings Bank
                       consulting firm,                       business membership                     of America and Banc
                       also Wilmer D.                         organization, from                      PLUS Savings
                       Barrett Professor of                   1995-present. Former                    Association, former
                       Economics,                             Executive Dean of                       Chairman of the
                       University of                          the John F. Kennedy                     Board, President and
                       Massachusetts -                        School of Government                    Chief Executive
                       Amherst. Formerly                      at Harvard                              Officer of Northeast
                       member of the Board                    University from                         Savings.
                       of Governors of the                    1988-1995. Acting
                       Federal Reserve                        Director, Harvard
                       System. Former                         Center for Business
                       Chairman, District                     and Government
                       of Columbia                            (1991-1993).
                       Financial Control                      Formerly Partner
                       Board.                                 (principal) of
                                                              McKinsey & Company,
                                                              Inc. (1980- 1988).
                                                              Former Executive
                                                              Director of Federal
                                                              Cash Management,
                                                              White House Office
                                                              of Management and
                                                              Budget (1977-1979).
                                                              Co-author, THE
                                                              WINNING PERFORMANCE
                                                              (best selling
                                                              management book
                                                              published in 13
                                                              national editions).
------------------------------------------------------------------------------------------------------------------------------------
Number of portfolios   43(4)                                  43(4)                                   43(4)
overseen within the
fund complex
------------------------------------------------------------------------------------------------------------------------------------
Other Directorships    Director of                            Trustee Emeritus,                       Former Director of
held outside of the    CarrAmerica Realty                     Wesleyan University,                    ISFA (the owner of
fund complex           Corporation and                        Trustee: Airplanes                      INVEST, a national
                       Borg-Warner                            Group, Aircraft                         securities brokerage
                       Automotive. Formerly                   Finance Trust (AFT)                     service designed for
                       Director of AirBorne                   and Educational                         banks and thrift
                       Express, BankAmerica                   Testing Service                         institutions).
                       Corporation (Bank of                   (ETS). Director,
                       America), Bell South                   Arch Chemicals,
                       Corporation, College                   Fremont Group and
                       Retirement Equities                    The Guardian Life
                       Fund (Trustee),                        Insurance Company of
                       Commodity Exchange,                    America.
                       Inc. (Public
                       Governor),
                       Connecticut Mutual
                       Life Insurance
                       Company, E.I. du
                       Pont de Nemours &
                       Company, Equitable
                       Life Assurance
                       Society of the
                       United States,
                       Gannett Company,
                       Mercedes-Benz of
                       North America, MNC
                       Financial
                       Corporation
                       (American Security
                       Bank), NCM Capital
                       Management, Navistar
                       International
                       Corporation, PHH
                       Corp. and UAL
                       Corporation (United
                       Airlines).
------------------------------------------------------------------------------------------------------------------------------------
For "Interested
Director/ Trustee"
Relationships,
events or
transactions by
reason of which the
Director/Trustee is
an interested person
as defined in
Section
2(a)(19)(1940 Act)
------------------------------------------------------------------------------------------------------------------------------------

1 Interested Director as defined by Section 2(a)(19) of the Investment Company Act of 1940.

2 The Board of Directors is classified into three classes of which one class is elected annually. Each Director serves a three year term concurrent with the class from which he is elected.

3    Commencement of investment was October 31, 1998

4 The fund complex currently consists of 43 separate closed-end funds, each with one investment portfolio.

5    Except during the period 10/31/02 through 11/11/02.

6 Director since inception; appointed Chairman of the Board on August 22, 2002.

7 The Board of Directors of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

------------------------------------------------------------------------------------------------------------------------------------
                       INDEPENDENT DIRECTORS (CONTINUED)                                      INTERESTED DIRECTORS1
------------------------------------------------------------------------------------------------------------------------------------
Frank J. Fabozzi         James Clayburn La Force, Jr.  Walter F. Mondale        Ralph L. Schlosstein1        Robert S. Kapito1
P.O. Box 4546            P.O. Box 4546                 P.O. Box 4546            40 East 52nd Street          40 East 52nd Street
New York, NY             New York, NY 10163-4546       New York, NY 10163-4546  New York, NY 10154           New York, NY 10154
10163-4546               Age: 74                       Age: 75                  Age: 51                      Age: 45
Age: 54
------------------------------------------------------------------------------------------------------------------------------------
Director/Trustee         Director/Trustee              Director/Trustee         Chairman of the Board        President and
                                                                                                             Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
3 years(2) /             3 years(2) /                  3 years(2) /             3 years(2) /                 3 years(2) / since
since inception(3)       since inception               since inception(3,5)     since inception(3,6)         August 22, 2002
------------------------------------------------------------------------------------------------------------------------------------
Consultant. Editor       Dean Emeritus of The          Partner, Dorsey &        Director since 1999          Vice Chairman of
of THE JOURNAL OF        John E. Anderson              Whitney, a law firm      and President of             BlackRock, Inc. Head
PORTFOLIO MANAGEMENT     Graduate School of            (December                BlackRock, Inc.              of the Portfolio
and Adjunct              Management,                   1996-present,            since its formation          Management Group.
Professor of Finance     University of                 September                in 1998 and of               Also a member of the
at the School of         California since              1987-August 1993).       BlackRock, Inc.'s            Management
Management at Yale       July 1, 1993. Acting          Formerly U.S.            predecessor entities         Committee, the
University. Author       Dean of The School            Ambassador to Japan      since 1988. Member           Investment Strategy
and editor of            of Business, Hong             (1993-1996).             of the Management            Group, the Fixed
several books on         Kong University of            Formerly Vice            Committee and                Income and Global
fixed income             Science and                   President of the         Investment Strategy          Operating Committees
portfolio                Technology                    United States, U.S.      Group of BlackRock,          and the Equity
management. Visiting     1990-1993. From 1978          Senator and Attorney     Inc. Formerly,               Investment Strategy
Professor of Finance     to September 1993,            General of the State     Managing Director of         Group. Responsible
and Accounting at        Dean of The John E.           of Minnesota. 1984       Lehman Brothers,             for the portfolio
the Sloan School of      Anderson Graduate             Democratic Nominee       Inc. and Co-head of          management of the
Management,              School of                     for President of the     its Mortgage and             Fixed Income,
Massachusetts            Management,                   United States.           Savings Institutions         Domestic Equity and
Institute of             University of                                          Group. Currently,            International
Technology from 1986     California.                                            Chairman of each of          Equity, Liquidity,
to August 1992.                                                                 the closed-end               and Alternative
                                                                                Trusts in which              Investment Groups of
                                                                                BlackRock Advisors,          BlackRock. Currently
                                                                                Inc. acts as                 President and a
                                                                                investment advisor.          Director of each of
                                                                                                             the closed-end
                                                                                                             Trusts in which
                                                                                                             BlackRock Advisors,
                                                                                                             Inc. acts as
                                                                                                             investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
434                      434                           434                      434                          434
------------------------------------------------------------------------------------------------------------------------------------
Director, Guardian       Director, Jacobs                                       Chairman and                 Chairman of the Hope
Mutual Funds Group.      Engineering Group,                                     President of the             and Heroes
(18 portfolios)          Inc., Payden & Rygel                                   BlackRock Provident          Children's Cancer
                         Investment Trust,                                      Institutional Funds          Fund. President of
                         Provident Investment                                   (10 portfolios) and          the Board of
                         Counsel Funds.                                         Director of several          Directors of the
                         Advisors Series                                        of BlackRock's               Periwinkle National
                         Trust, Arena                                           alternative                  Theatre for Young
                         Pharmaceuticals,                                       investment vehicles.         Audiences. Director
                         Inc. and CancerVax                                     Currently, a Member          of icruise.com,
                         Corporation.                                           of the Visiting              Corp.
                                                                                Board of Overseers
                                                                                of the John F.
                                                                                Kennedy School of
                                                                                Government at
                                                                                Harvard University,
                                                                                the Financial
                                                                                Institutions Center
                                                                                Board of the Wharton
                                                                                School of the
                                                                                University of
                                                                                Pennsylvania, a
                                                                                Trustee of Trinity
                                                                                School in New York
                                                                                City and a Trustee
                                                                                of New Visions for
                                                                                Public Education in
                                                                                New York City.
                                                                                Formerly, a Director
                                                                                of Pulte Corporation
                                                                                and a Member of
                                                                                Fannie Mae's
                                                                                Advisory Council.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Director and President      Vice Chairman of the
                                                                                of the Advisor.             Advisor
------------------------------------------------------------------------------------------------------------------------------------

                      [This page intentionally left blank]

                              BAT Subsidiary, Inc.

Directors                                Custodian
   Ralph L. Schlosstein, CHAIRMAN(1)        State Street Bank and Trust Company
   Andrew F. Brimmer                        One Heritage Drive
   Richard E. Cavanagh                      North Quincy, MA 02171
   Kent Dixon
   Frank J. Fabozzi                      Transfer Agent
   Robert S. Kapito1                        EquiServe Trust Company, N.A.
   James Clayburn La Force, Jr.             150 Royall Street
   Walter F. Mondale                        Canton, MA 02021
                                            (800) 699-1BFM
Officers
   Robert S. Kapito, PRESIDENT(1)        Independent Accountants
   Richard M. Shea, VICE PRESIDENT/TAX      Deloitte & Touche LLP
   Henry Gabbay, TREASURER                  200 Berkeley Street
   James Kong, ASSISTANT TREASURER          Boston, MA 02116
   Anne Ackerley, SECRETARY
                                         Legal Counsel
Investment Advisor                          Skadden, Arps, Slate,
   BlackRock Advisors, Inc.                 Meagher & Flom LLP
   100 Bellevue Parkway                     Four Times Square
   Wilmington, DE 19809                     New York, NY 10036
   (800) 227-7BFM
                                         Legal Counsel - Independent Directors
Administrator                               Debevoise & Plimpton
   Prudential Investments LLC               919 Third Avenue
   Gateway Center Three                     New York, NY 10022
   100 Mulberry Street
   Newark, NJ 07102-4077                 BAT Subsidiary, Inc.
   (800) 227-7BFM                           c/o Prudential Investments LLC
                                            Gateway Center Three
                                            100 Mulberry Street
                                            Newark, NJ 07102-4077
                                            (800) 227-7BFM


1 Laurence D. Fink has resigned his positions as Director and Chairman of the Board effective August 22, 2002 and will continue as Chairman and Chief Executive Officer of BlackRock Inc. and Chief Executive Officer of BlackRock Advisors, Inc. The Board of Directors elected Ralph L. Schlosstein as the new Chairman of the Board, elected Robert S. Kapito as the new President of the Trust and appointed Robert S. Kapito as a new Director of the Board effective August 22, 2002.

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.


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